Loss Per Share - Summary of Diluted Net Loss Per Share Excluded from Loss Per Share (Details) - shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
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Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,212,209	3,897,609	4,090,109